STOCKHOLDERS' DEFICIT - Common Shares (Details)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 05, 2023 shares	Oct. 06, 2022 shares	Jun. 07, 2021 USD ($) shares	Feb. 28, 2023 shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Oct. 20, 2022 shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)							50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Aggregate purchase price | $					$ 214,200		$ 25,000	$ 284,424
Common stock, shares outstanding (in shares)									4,156,123
Common stock, shares issued (in shares)									10,805,877
Common stock, votes per share | Vote						1		1
Months to complete acquisition						21 months		18 months
Redemption period upon closure						10 days		10 days
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)						100.00%
Common Stock
STOCKHOLDERS' DEFICIT
Number of shares issued	7,000	30,000		20,000	20,000		2,875,000	30,000
Aggregate purchase price | $					$ 2		$ 288	$ 3
Private Placement
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)										557,000	557,000
Sponsor
STOCKHOLDERS' DEFICIT
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)						100.00%		100.00%
Founder shares | Sponsor
STOCKHOLDERS' DEFICIT
Number of shares issued			4,312,500
Aggregate purchase price | $			$ 25,000
Shares subject to forfeiture											1,437,500
Common stock, shares outstanding (in shares)											2,875,000
Common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Common stock subject to possible redemption, issued (in shares)						694,123	11,500,000	694,123
Common Stock Not Subject to Possible Redemption
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)						50,000,000		50,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)						3,489,000		3,462,000
Common stock, shares issued (in shares)						3,489,000		3,462,000